Consolidated Balance Sheets (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Assets:
Cash and cash equivalents	$ 118,277	$ 1,086,330	$ 27,604
Trade accounts receivable, net	264,526	216,864	127,721
Other receivables	33,557	435,278	308,934
Inventory	262,219	465,334	905,186
Prepaid expenses	68,995	304,696	29,567
Total current assets	747,574	2,508,502	1,399,012
Property and equipment, net	3,090,349	2,886,176	2,790,464
Other noncurrent assets	21,887	23,249	22,555
Total Assets	3,859,810	5,417,927	4,212,031
Current Liabilities:
Current maturities on short and long-term debt	1,780,139	1,054,053	1,374,489
Accounts payable	2,636,197	759,021	2,270,671
Bank line of credit	3,000,000	2,725,000	2,725,000
Loans payable to stockholders, net of discount	3,383,195	465,883	2,898,216
Derivative Liabilities	2,703,611	623,587
Obligation related to the letter of credit, net of discount	0	151,981	0
Other payables and accrued expenses	1,101,371	1,069,167	764,460
Total current liabilities	14,604,513	6,848,692	10,032,836
Contingent Subsidiary Sale	589,528	0
Long-term debt - net of current portion	1,568,669	1,580,260	2,083,026
Derivative Liabilities		623,587	0
Noncurrent Liabilities		2,203,847	2,083,026
Commitments and contingencies (see Notes)		0	0
Stockholders' Equity (Deficit):
Preferred stock	0	0	0
Common stock	6,629	6,545	3,188
Additional paid in capital	56,333,356	55,351,613	39,074,062
Deficit accumulated during development stage	(69,229,600)	(58,392,348)	(46,974,678)
Accumulated other comprehensive income (loss)	(13,285)	23,165	(6,403)
Total Stockholders' Equity (Deficit)	(12,902,900)	(3,011,025)	(7,903,831)
Total Liabilities and Stockholders' Equity (Deficit)	$ 3,859,810	$ 5,417,927	$ 4,212,031